Summary of Business and Significant Accounting Policies - General Information (Details)	12 Months Ended
Dec. 30, 2016
Building and land improvements | Minimum
Property, Plant and Equipment
Useful lives of assets	12 years
Building and land improvements | Maximum
Property, Plant and Equipment
Useful lives of assets	20 years
Furniture, fixtures, computers, software and other equipment | Minimum
Property, Plant and Equipment
Useful lives of assets	3 years
Furniture, fixtures, computers, software and other equipment | Maximum
Property, Plant and Equipment
Useful lives of assets	10 years